6. INVESTMENT IN ASSOCIATED COMPANIES (Details) (USD $)	Dec. 31, 2013
Investment In Associated Companies Details
Gambitious Coop Current assets	$ 45,432
Gambitious Coop Property and equipment
Gambitious Coop Assets	45,432
Gambitious Coop Current liabilities	87,537
Gambitious Coop Stockholders' equity	(42,105)
Gambitious Coop Liabilities Equity	$ 45,432